Offerings	Jan. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.0001 per share ("Common Stock")
Amount Registered	5,356,547
Proposed Maximum Offering Price per Unit	6.21
Maximum Aggregate Offering Price	$ 33,264,156.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,593.79
Offering Note
(1)
This registration statement registers the resale of 5,356,547 outstanding shares of common stock of the Registrant (“Common Stock”), 8,816,684 shares of Common Stock issuable upon the exercise of pre-funded warrants issued by the Registrant at an exercise price of $0.001 per share (“Pre-Funded Warrants”), 23,031,494 shares of Common Stock issuable upon the exercise of warrants issued by the Registrant at an exercise price of $6.35 per share (“Series A Warrants”), and 21,259,842 shares of Common Stock issuable upon the exercise of warrants issued by the Registrant at an exercise price of $7.62 per share (“Series B Warrants”, together with the Pre-Funded Warrants and the Series A Warrants, the “Warrants”), which may be sold by the selling stockholders identified in the registration statement.
(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Common Stock that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Common Stock, as applicable.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the Registrant’s common stock on The Nasdaq Capital Market on January 16, 2026, which was approximately $6.21 per share.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.0001 per share, issuable upon exercise of Warrants
Amount Registered	53,108,020
Proposed Maximum Offering Price per Unit	6.21
Maximum Aggregate Offering Price	$ 329,800,804.2
Fee Rate	0.01381%
Amount of Registration Fee	$ 45,545.5
Offering Note
(1)
This registration statement registers the resale of 5,356,547 outstanding shares of common stock of the Registrant (“Common Stock”), 8,816,684 shares of Common Stock issuable upon the exercise of pre-funded warrants issued by the Registrant at an exercise price of $0.001 per share (“Pre-Funded Warrants”), 23,031,494 shares of Common Stock issuable upon the exercise of warrants issued by the Registrant at an exercise price of $6.35 per share (“Series A Warrants”), and 21,259,842 shares of Common Stock issuable upon the exercise of warrants issued by the Registrant at an exercise price of $7.62 per share (“Series B Warrants”, together with the Pre-Funded Warrants and the Series A Warrants, the “Warrants”), which may be sold by the selling stockholders identified in the registration statement.
(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Common Stock that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Common Stock, as applicable.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the Registrant’s common stock on The Nasdaq Capital Market on January 16, 2026, which was approximately $6.21 per share.